Discontinued operations and assets and liabilities held for sale (Tables)	12 Months Ended
Mar. 31, 2019
Discontinued operations and assets and liabilities held for sale
Schedule of income statement and segment analysis of discontinued operations

	Five months
	ended	Year ended	Year ended
	31 August 2018	31 March 2018	31 March 2017
	€m	€m	€m
Revenue	1,561	4,648	5,827
Cost of sales	(1,185)	(2,995)	(4,504)
Gross profit	376	1,653	1,323
Selling and distribution expenses	(92)	(237)	(276)
Administrative expenses	(134)	(533)	(703)
Impairment losses (note 4)	—	—	(4,515)
Other income and expense[1]	—	416	—
Operating profit/(loss)	150	1,299	(4,171)
Financing costs	(321)	(715)	(909)
(Loss)/profit before taxation	(171)	584	(5,080)
Income tax credit/(charge)	56	(308)	973
(Loss)/profit after tax of discontinued operations	(115)	276	(4,107)
Pre-tax loss on the re-measurement of disposal group	—	(3,170)	—
Income tax credit	—	925	—
After tax loss on the re-measurement of disposal group	—	(2,245)	—
Loss on sale of disposal group	(3,420)	—	—
Loss for the financial year from discontinued operations	(3,535)	(1,969)	(4,107)

Schedule of (Loss)/earnings per share from discontinued operations	Loss per share from discontinued operations

	2019		2018		2017
	eurocents		eurocents		eurocents
– Basic	(12.80)	c	(7.09)	c	(14.68)	c
– Diluted	(12.80)	c	(7.06)	c	(14.68)	c

Schedule of Total comprehensive (expense)/income for the financial year from discontinued operations

Total comprehensive expense for the financial year from discontinued operations

	2019	2018	2017
	€m	€m	€m
Attributable to owners of the parent	(3,535)	(1,969)	(4,107)

Notes:

1	Includes the profit on disposal of Vodafone India’s standalone towers business to ATC Telecom.

Schedule of assets and liabilities held for sale

Assets and liabilities held for sale[1]

	2019	2018
	€m	€m
Non-current assets
Other intangible assets	—	5,937
Property, plant and equipment	—	2,823
Investments in associates and joint ventures	(231)	—
Deferred tax assets	—	1,641
Trade and other receivables	—	526
	(231)	10,927
Current assets
Taxation recoverable	—	1,219
Trade and other receivables	—	936
Other investments	—	11
Cash and cash equivalents	—	727
	—	2,893
Total assets held for sale	(231)	13,820

Non-current liabilities
Long-term borrowings	—	(6,687)
Post employment benefits	—	(14)
Provisions	—	(665)
Trade and other payables	—	(32)
	—	(7,398)
Current liabilities
Short-term borrowings	—	(1,756)
Provisions	—	(18)
Trade and other payables	—	(1,827)
	—	(3,601)
Total liabilities held for sale	—	(10,999)

Notes:

Total net debt in India at 31 March 2018 was €7,714 million (2017: €8,674 million), relating to its Indian business. This comprised cash of €727 million (2017: €467 million), license payables classified as debt of €6,418 million (2017: €7,143 million) and €2,025 million (2017: €2,020 million) of other borrowings, together with €2 million (2017: €22 million) of derivative financial instruments reported with Trade and other receivables and Trade and other payables. During the year ended 31 March 2018 €345 million (2017: €499 million) of the license payables classified as debt were paid in cash. The cash payment is reported in the consolidated statement of cash flows as cash from financing activities.